FINANCE COSTS (Tables)	9 Months Ended
Sep. 30, 2023
Finance Costs [Abstract]
Disclosure of Finance Costs
Finance costs for the reporting periods consist of the following:

	Three months ended		Nine months ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	$	$	$	$
Interest on long-term debt and other debts(a)	2,671,777	718,404	4,925,806	1,600,451
Interest on lease liabilities(a)	416,872	803,084	1,155,720	2,343,146
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	—	—	—	82,850
Accretion expense on Convertible Debentures issued as part of 2023 Debenture Financing	1,228,533	—	1,228,533	—
Accretion expense on Non-Convertible Debentures issued as part of 2023 Debenture Financing	1,046,545	—	1,046,545	—
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights (b)	—	—	—	(2,130,583)
Financing costs	2,599,729	—	3,362,855	—
Other	(235,136)	(21,186)	(569,701)	(49,113)
	7,728,320	1,500,302	11,149,758	1,846,751

a.Net of capitalized borrowing costs of $1,616,097 for the three months ended September 30, 2023, $805,410 included in interest on long-term debt and other debts and $810,687 in interest on lease liability, respectively (three months ended September 30, 2022: nil). The weighted average interest rate used to capitalize the borrowing costs is 7.24% for the three months ended September 30, 2023.
Net of capitalized borrowing costs of $4,763,783 for the nine months ended September 30, 2023, $2,564,892 included in interest on long-term debt and other debts and $2,198,891 in interest on lease liability, respectively (nine months ended September 30, 2022: nil). The weighted average interest rate used to capitalize the borrowing costs is 6.87% for the nine months ended September 30, 2023.
b.On May 7, 2022, the agreement with a private company relating to the previous acquisition of dealership rights in certain territories in the United States matured and the related financial liability was derecognized. The carrying amount of 2,130,583 was recognized as a gain under finance costs (income) in the condensed interim consolidated statements of earnings (loss) and comprehensive earnings (loss).